Supplemental Guarantor Information Supplemental Guarantor Information Income Statement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Income (Loss) from Equity Method Investments									$ 23.2	$ 18.2	$ 6.9
Other income (expense), net									(11.0)	43.9	49.4
Income (loss) from continuing operations before income taxes									774.2	809.0	717.5
Net income (loss) attributable to Molson Coors Brewing Company	173.2	197.4	222.8	82.9	109.8	256.1	237.2	104.6	676.3	707.7	720.4
Restatement Adjustment [Member]
Income (Loss) from Equity Method Investments									0	0	0
Other income (expense), net										(99.4)	(85.9)
Income (loss) from continuing operations before income taxes									774.2	809.0	717.5
Net income (loss) attributable to Molson Coors Brewing Company									676.3	707.7	720.4
Parent Guarantor and 2007 Issuer [Member] | Restatement Adjustment [Member]
Income (Loss) from Equity Method Investments									736.5	775.7	826.8
Other income (expense), net										(33.3)	(33.0)
Income (loss) from continuing operations before income taxes									605.2	696.0	725.8
Net income (loss) attributable to Molson Coors Brewing Company									676.3	707.7	720.4
2002 Issuer [Member]
Other income (expense), net									15.4	(3.5)	6.8
Income (loss) from continuing operations before income taxes									638.1	871.7	833.0
Net income (loss) attributable to Molson Coors Brewing Company									458.0	772.7	773.8
2002 Issuer [Member] | Restatement Adjustment [Member]
Income (Loss) from Equity Method Investments									459.2	250.4	305.1
Other income (expense), net										48.5	46.6
Income (loss) from continuing operations before income taxes									638.1	871.7	846.6
Net income (loss) attributable to Molson Coors Brewing Company									458.0	772.7	787.4
Subsidiary Guarantors
Other income (expense), net									(16.9)	1.4	(16.8)
Income (loss) from continuing operations before income taxes									889.1	324.2	335.0
Net income (loss) attributable to Molson Coors Brewing Company									880.3	275.3	316.3
Subsidiary Guarantors | Restatement Adjustment [Member]
Income (Loss) from Equity Method Investments									(427.5)	(377.8)	(42.5)
Other income (expense), net										251.1	1.3
Income (loss) from continuing operations before income taxes									759.8	313.4	335.0
Net income (loss) attributable to Molson Coors Brewing Company									751.0	264.5	316.3
Non-Guarantor Subsidiaries [Member]
Other income (expense), net									1.1	(9.3)	52.6
Income (loss) from continuing operations before income taxes									(1.2)	4.5	294.4
Net income (loss) attributable to Molson Coors Brewing Company									18.7	39.4	380.6
Non-Guarantor Subsidiaries [Member] | Restatement Adjustment [Member]
Income (Loss) from Equity Method Investments									459.5	440.3	394.6
Other income (expense), net										(365.7)	(100.8)
Income (loss) from continuing operations before income taxes									(1.2)	15.3	294.4
Net income (loss) attributable to Molson Coors Brewing Company									18.7	50.2	380.6
Consolidation, Eliminations [Member]
Other income (expense), net									0	0	0
Income (loss) from continuing operations before income taxes									(1,357.0)	(1,051.1)	(1,470.7)
Net income (loss) attributable to Molson Coors Brewing Company									(1,357.0)	(1,051.1)	(1,470.7)
Consolidation, Eliminations [Member] | Restatement Adjustment [Member]
Income (Loss) from Equity Method Investments									(1,227.7)	(1,088.6)	(1,484.0)
Other income (expense), net										0	0
Income (loss) from continuing operations before income taxes									(1,227.7)	(1,087.4)	(1,484.3)
Net income (loss) attributable to Molson Coors Brewing Company									$ (1,227.7)	$ (1,087.4)	$ (1,484.3)